Investment properties (Details 1) R$ in Thousands		12 Months Ended
		Jun. 30, 2020 BRL (R$) a	Jun. 30, 2019 BRL (R$) a
Statement Line Items [Line Items]
Area of farm (Hectares) | a		215,330	185,147
Fair value	[1],[2]	R$ 1,872,701	R$ 1,471,248
Cost value	[1],[2]	822,304	526,956
Jaborandi Ltda [Member]
Statement Line Items [Line Items]
Fair value	[1],[2]	242,504	231,646
Cost value	[1],[2]	28,352	33,930
Mogno Ltda [Member]
Statement Line Items [Line Items]
Fair value	[1],[2]	194,504	174,580
Cost value	[1],[2]	33,259	35,247
Araucaria Ltda [Member]
Statement Line Items [Line Items]
Fair value	[1],[2]	190,276	163,008
Cost value	[1],[2]	45,488	44,672
Cajueiro Ltda [Member]
Statement Line Items [Line Items]
Fair value	[1],[2]	417,660	373,014
Cost value	[1],[2]	89,558	87,909
Flamboyant Ltda [Member]
Statement Line Items [Line Items]
Fair value	[1],[2]	35,313	35,822
Cost value	[1],[2]	23,454	23,466
Cajueiro Ltda1 [Member]
Statement Line Items [Line Items]
Fair value	[1],[2]	68,160	65,172
Cost value	[1],[2]	27,067	27,385
Ceibo Ltda [Member]
Statement Line Items [Line Items]
Fair value	[1],[2]	247,572	211,988
Cost value	[1],[2]	110,443	110,157
Agropecuaria Moroti S.A. [Member]
Statement Line Items [Line Items]
Fair value	[1],[2]	235,270	216,018
Cost value	[1],[2]	232,976	R$ 164,190
Agrifirma Agro Ltda. [Member]
Statement Line Items [Line Items]
Fair value	[1],[2]	88,482
Cost value	[1],[2]	84,825
Agrifirma Agro Ltda. [Member]
Statement Line Items [Line Items]
Fair value	[1],[2]	122,687
Cost value	[1],[2]	120,791
Imobiliaria Cremaq [Member]
Statement Line Items [Line Items]
Fair value	[1],[2]	30,273
Cost value	[1],[2]	R$ 26,091
Bahia [Member] | Jatoba [Member]
Statement Line Items [Line Items]
Area of farm (Hectares) | a		14,930	18,073
Date of acquisition		2007-03
Bahia [Member] | Chaparral [Member]
Statement Line Items [Line Items]
Area of farm (Hectares) | a		37,182	37,182
Date of acquisition		2007-11
Bahia [Member] | Preferencia [Member]
Statement Line Items [Line Items]
Area of farm (Hectares) | a		17,799	17,799
Date of acquisition		2008-09
Bahia [Member] | Arrojadinho Farm [Member]
Statement Line Items [Line Items]
Area of farm (Hectares) | a		16,642
Date of acquisition		2020-01
Bahia [Member] | Rio Do Meio Farm [Member]
Statement Line Items [Line Items]
Area of farm (Hectares) | a		12,288
Date of acquisition		2020-01
Mato Grosso [Member] | Alto Taquari I [Member]
Statement Line Items [Line Items]
Area of farm (Hectares) | a		5,103	5,291
Date of acquisition		2007-08
Goias [Member] | Araucaria [Member]
Statement Line Items [Line Items]
Area of farm (Hectares) | a		5,534	5,534
Date of acquisition		2007-04
Minas Gerais [Member] | Nova Buriti [Member]
Statement Line Items [Line Items]
Area of farm (Hectares) | a		24,212	24,212
Date of acquisition		2007-12
Maranhao [Member] | Sao Jose [Member]
Statement Line Items [Line Items]
Area of farm (Hectares) | a		17,566	17,566
Date of acquisition		2017-02
Boqueron Paraguay [Member] | Moroti [Member]
Statement Line Items [Line Items]
Area of farm (Hectares) | a		59,585	59,490
Date of acquisition		2018-02
Piaui [Member] | Serra Grande Farm [Member]
Statement Line Items [Line Items]
Area of farm (Hectares) | a		4,489
Date of acquisition		2020-05

[1]	At June 30, 2020 the cost value of R$822,304 (R$526,956 at June 30, 2019) is not comparable to that disclosed in the "Investment properties" note, since the note contemplates investments made in certain partnerships (leased farms), which are not an integral part of the Company's portfolio of owned farms.
[2]	The fair value of the investment property on June 30, 2020 was R$1,872,701 (R$1,471,248 June 30, 2019). The fair value was determined based on a comparative market approach and was prepared by the Company's specialists. The comparable sales value of investment properties is adjusted considering the specific aspects of each property, where the price per hectare is the most relevant assumption. The fair value presented is considered as level 3 in the fair value hierarchy and there were no reclassifications among levels in the year.